SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation, Restricted cash, Accounts receivable and Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) $ / ¥	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Buying rate	6.3726				6.3726
Bad debt allowance	¥ 765		¥ 0		$ 120
Inventory wrote off	¥ 5,573	$ 876	¥ 26,277	¥ 2,158